DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
200 Park Avenue
 New York, New York 10166
May 27, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:               Dreyfus Institutional Preferred Money Market Funds (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-08211; 333-26513)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:
(1)	the forms of Prospectuses that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 35 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 35 to the Fund's Registration Statement on Form N-1A was filed electronically on May 25, 2016.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
By:	/s/ Maureen E. Kane
Maureen E. Kane
Vice President and Assistant Secretary